MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Other non-current assets		$ 10.2	$ 20.5
Amount committed for capital equipment purchases		7.4
Development Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and development		$ 0.0	157.1
Terronera [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	$ 10.2		6.8
Capitalisation rate of borrowing costs		11.10%
Other non-current assets		$ 3.2	$ 18.3